Related Party Transactions - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Oct. 31, 2020 INR (₨) shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 GBP (£) shares	Apr. 30, 2020 INR (₨) shares	Apr. 30, 2020 USD ($) shares	Apr. 30, 2020 GBP (£) shares	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Borrowing							₨ 662,262			$ 9,575				₨ 581,588	$ 8,409	₨ 745,780
Number of shares issued | shares							248,779,452			248,779,452				248,424,696	248,424,696
Cairn India Holdings Limited [member] | Anglo American Plc [member] | Scenario Forecast1 [member]
Disclosure of transactions between related parties [line items]
Realise gain loss on maturity date	₨ 17,116	$ 247	£ 189	₨ 24,751	$ 358	£ 274
Sterlite Iron and Steel Company Limited ('SISCOL') [member]
Disclosure of transactions between related parties [line items]
Interest on Borrowings							8.50%			8.50%
Unsecured loan outstanding | ₨							₨ 45							₨ 45
Loan due date							March 2019	March 2019	March 2019
Renewal extension period							12 months	12 months	12 months
Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Investment made by Cairn in bonds issued							₨ 2,110			$ 31				3,840
Carrying value of bonds							2,227			$ 32				4,117
Lisheen Milling Limited [member]
Disclosure of transactions between related parties [line items]
Interest on Borrowings																	2.10%	2.10%
Loan from related parties																	₨ 667	$ 10
Unsecured loan outstanding | ₨							₨ 740							680
Loan due date							March 2020	March 2020	March 2020
Twinstar Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest on Borrowings							2.25%			2.25%
Unsecured loan outstanding							₨ 3			$ 40,000				0
Loan due date							February 2020	February 2020	February 2020
Borrowing							₨ 1,398			20
Amount drawn under term loan facility							699			10
Repayments of loans							696	$ 10
Accrued interest							0			$ 5,033				₨ 0
Sterlite Power Transmission Limited ('SPTL')[member] | Cairn India Holdings Limited [member] | Anglo American Plc [member]
Disclosure of transactions between related parties [line items]
Structured investment acquired, total consideration											₨ 38,124	$ 551	£ 428
Consideration of sale in subsidiary							₨ 18,159	263	£ 200
Sterlite Power Transmission Limited ('SPTL')[member] | Cairn India Holdings Limited [member] | Anglo American Plc [member] | Scenario Forecast1 [member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares	11,000,000	11,000,000	11,000,000	15,000,000	15,000,000	15,000,000
Bottom of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest on Borrowings							7.13%			7.13%
Top of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest on Borrowings							8.25%			8.25%
Top of range [member] | Lisheen Milling Limited [member]
Disclosure of transactions between related parties [line items]
Credit Facility, increase amount | $								$ 30